Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Operating expenses:
Research and development	$ (33,545)	$ (27,310)	$ (96,160)	$ (76,050)
General and administrative	(9,843)	(8,605)	(25,966)	(29,531)
Total operating expenses, net	(42,708)	(35,618)	(120,815)	(102,982)
Other income (expense):
Interest income	37	509	500	2,124
Other (expense) income	(2,509)	3,263	2,500	6,659
Total other (expense) income, net	(2,472)	3,772	3,000	8,783
Net loss before income tax	(45,180)	(31,846)	(117,815)	(94,199)
Income tax benefit	7,865	4,598	18,582	11,294
Net loss attributable to ordinary shareholders	(37,315)	(27,248)	(99,233)	(82,905)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	10,915	(9,044)	(8,605)	(12,865)
Total comprehensive loss	$ (26,400)	$ (36,292)	$ (107,838)	$ (95,770)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.72)	$ (0.61)	$ (1.93)	$ (1.95)
Weighted-average basic and diluted ordinary shares (shares)	52,093,826	44,505,383	51,339,662	42,547,755
Grant income
Income Statement [Abstract]
Revenues	$ 438	$ 297	$ 1,069	$ 2,599
Revenues	438	297	1,069	2,599
License revenue
Income Statement [Abstract]
Revenues	242	0	242	0
Revenues	$ 242	$ 0	$ 242	$ 0